Cover Page	Feb. 07, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 07, 2020
Entity Registrant Name	AMICUS THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33497
Entity Tax Identification Number	71-0869350
Entity Address, Address Line One	1 Cedar Brook Drive
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	609
Local Phone Number	662-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock Par Value $0.01
Trading Symbol	FOLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001178879
Amendment Flag	false